Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplemental Cash Flow Elements
Cash income tax payments, net of refunds	$ 1,604	$ 1,888	$ 2,331
Interest paid, net	$ 214	$ 194	$ 134